COMMITMENTS AND CONTINGENCIES - Additional information (Details) $ in Thousands	Feb. 29, 2020 USD ($)
Capital commitment | Beijing
Commiments and Contingencies	$ 150,556
Capital commitment | Jiangsu
Commiments and Contingencies	253,510
Investment commitment
Commiments and Contingencies	$ 28,646